SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
Dec. 31, 2024
Summary Of Significant Accounting Policies
Schedule of material impact on consolidated financial statements

Standard	Highlights	Management assessment
IAS 7 - Statement of Cash Flows /IFRS 7 - Financial Instruments: Disclosures	Sets out new disclosure requirements for financing operations with suppliers, known as "supplier finance arrangements"	No impact on the consolidated financial statements.
IAS 1 - Presentation of Financial Statements / IFRS Practice Statements 2	New requirements for the classification of a liability as “current” when the entity does not have the right, at the end of the reporting period, to defer the settlement of the liability for at least twelve months after the end of the reporting period. Additionally, only covenants with which compliance is mandatory before the end of the reporting period should affect the classification of the liability as either current or non-current.	No impact on the consolidated financial statements.
IFRS 16 - Leases	Establishes the recognition and measurement requirements for Sale and Leaseback transactions.	No impact on the consolidated financial statements.

Schedule of impact on subsequent periods

Standard	Issue Date	Highlights	Effective date
IAS 21 - The Effects of Changes in Foreign Exchange Rates	August 2023	Provides a consistent approach to assessing whether a currency can be converted into another currency, along with new guidance on measurement and disclosure in contexts where the currency is not considered convertible. The Company is evaluating any potential impacts arising from these amendments, which are mandatory for periods beginning on or after January 1, 2025.	Periods beginning on or after January 1, 2025
IFRS 18 - Presentation and Disclosure in Financial Statements	April 2024	The standard aims to address investor demands for more relevant and comparable information disclosed in the financial statements of entities. IFRS 18 introduces changes to the income statement with three new categories of revenues and expenses - operating, investing, and financing - two mandatory subtotals, and changes in the grouping of balances. Additionally, it requires disclosures in the notes regarding performance measures defined by management, changes in the statement of cash flows, and new presentation requirements for expenses by nature or function. The Company is currently in the process of evaluating the impacts of adopting this standard on consolidated financial statements.	Periods beginning on January 1, 2027